Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
ICE BofA 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.25%	2.47%	1.77%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(3.40%)	1.76%	2.99%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.05%)	0.85%	0.91%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.91%)	0.99%	1.68%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.21%	2.11%	2.95%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	3.14%	3.80%

[1]	On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.